Shareholder Report, Average Annual Return (Details)	1 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended		8 Months Ended						11 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2018	Nov. 30, 2014	Mar. 07, 2022	Feb. 24, 2020	Mar. 31, 2018	May 09, 2023	Apr. 30, 2019	Jun. 27, 2023	Jun. 21, 2023	Jul. 05, 2022	Jun. 27, 2022	Jul. 12, 2021	Jul. 13, 2020	Sep. 30, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000171898
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000204675
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000204676
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000210857
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000210858
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000093655
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000012093
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000110086
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000243457
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000243458
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000243459
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000243460
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000243461
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000243462
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000243463
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000243464
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000243456
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000138243
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
C000141927
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Fund
Without Sales Load [Member] | C000171898
Average Annual Return [Line Items]
Average Annual Return, Percent															3.48%	1.19%	2.17%
Without Sales Load [Member] | C000204675
Average Annual Return [Line Items]
Average Annual Return, Percent															4.09%	0.91%	2.42%
Without Sales Load [Member] | C000204676
Average Annual Return [Line Items]
Average Annual Return, Percent															5.04%	0.92%	1.59%
Without Sales Load [Member] | C000210857
Average Annual Return [Line Items]
Average Annual Return, Percent															5.87%	0.93%	1.66%
Without Sales Load [Member] | C000210858
Average Annual Return [Line Items]
Average Annual Return, Percent															6.51%	0.88%	1.71%
Without Sales Load [Member] | C000242692
Average Annual Return [Line Items]
Average Annual Return, Percent															8.38%		2.39%
Without Sales Load [Member] | C000093655
Average Annual Return [Line Items]
Average Annual Return, Percent															6.67%	3.49%	2.38%
Without Sales Load [Member] | C000012093
Average Annual Return [Line Items]
Average Annual Return, Percent															8.41%	2.01%	2.10%
Without Sales Load [Member] | C000110086
Average Annual Return [Line Items]
Average Annual Return, Percent															8.37%	(0.76%)	0.92%
Without Sales Load [Member] | C000217185
Average Annual Return [Line Items]
Average Annual Return, Percent															5.46%		1.42%
Without Sales Load [Member] | C000217186
Average Annual Return [Line Items]
Average Annual Return, Percent															5.71%		0.70%
Without Sales Load [Member] | C000217187
Average Annual Return [Line Items]
Average Annual Return, Percent															6.12%		0.19%
Without Sales Load [Member] | C000217188
Average Annual Return [Line Items]
Average Annual Return, Percent															6.84%		(0.36%)
Without Sales Load [Member] | C000217189
Average Annual Return [Line Items]
Average Annual Return, Percent															7.36%		(0.80%)
Without Sales Load [Member] | C000217190
Average Annual Return [Line Items]
Average Annual Return, Percent															8.09%		(1.15%)
Without Sales Load [Member] | C000220170
Average Annual Return [Line Items]
Average Annual Return, Percent															8.76%		(3.67%)
Without Sales Load [Member] | C000228602
Average Annual Return [Line Items]
Average Annual Return, Percent															9.22%		(3.67%)
Without Sales Load [Member] | C000236733
Average Annual Return [Line Items]
Average Annual Return, Percent															9.58%		(0.75%)
Without Sales Load [Member] | C000243160
Average Annual Return [Line Items]
Average Annual Return, Percent															9.58%		1.11%
Without Sales Load [Member] | C000234589
Average Annual Return [Line Items]
Average Annual Return, Percent															15.60%		4.33%
Without Sales Load [Member] | C000234590
Average Annual Return [Line Items]
Average Annual Return, Percent															17.88%		4.25%
Without Sales Load [Member] | C000243158
Average Annual Return [Line Items]
Average Annual Return, Percent															17.12%		11.02%
Without Sales Load [Member] | C000243457
Average Annual Return [Line Items]
Average Annual Return, Percent															5.98%		5.57%
Without Sales Load [Member] | C000243458
Average Annual Return [Line Items]
Average Annual Return, Percent															6.60%		5.84%
Without Sales Load [Member] | C000243459
Average Annual Return [Line Items]
Average Annual Return, Percent															7.27%		5.98%
Without Sales Load [Member] | C000243460
Average Annual Return [Line Items]
Average Annual Return, Percent															7.60%		5.82%
Without Sales Load [Member] | C000243461
Average Annual Return [Line Items]
Average Annual Return, Percent															8.02%		6.14%
Without Sales Load [Member] | C000243462
Average Annual Return [Line Items]
Average Annual Return, Percent															9.03%		6.12%
Without Sales Load [Member] | C000243463
Average Annual Return [Line Items]
Average Annual Return, Percent															9.47%		5.97%
Without Sales Load [Member] | C000243464
Average Annual Return [Line Items]
Average Annual Return, Percent															9.78%		5.88%
Without Sales Load [Member] | C000243456
Average Annual Return [Line Items]
Average Annual Return, Percent															9.84%		5.51%
Without Sales Load [Member] | C000236700
Average Annual Return [Line Items]
Average Annual Return, Percent															14.76%		4.69%
Without Sales Load [Member] | C000243159
Average Annual Return [Line Items]
Average Annual Return, Percent															14.79%		6.14%
Without Sales Load [Member] | C000138243
Average Annual Return [Line Items]
Average Annual Return, Percent															12.09%	1.02%	2.40%
Without Sales Load [Member] | C000141927
Average Annual Return [Line Items]
Average Annual Return, Percent															11.18%	0.16%	1.79%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P Municipal Bond Index
Average Annual Return, Percent															9.52%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent																1.09%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	2.18%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P Municipal Bond Index
Average Annual Return, Percent															9.52%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent																1.09%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	2.35%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P Municipal Bond Index
Average Annual Return, Percent															9.52%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent																1.09%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.67%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P Municipal Bond Index
Average Annual Return, Percent															9.52%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent																1.09%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.69%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P Municipal Bond Index
Average Annual Return, Percent															9.52%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent																1.09%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.69%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P Municipal Bond Index
Average Annual Return, Percent															9.52%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	2.86%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent																(0.24%)
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.52%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent																(0.24%)
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.52%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent																(0.24%)
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.52%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	(0.89%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	(0.89%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	(0.89%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	(0.89%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	(0.89%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	(0.89%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	(1.79%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	(2.05%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.71%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	3.81%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Universal Index
Average Annual Return, Percent															11.20%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	(0.30%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Universal Index
Average Annual Return, Percent															11.20%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	(0.30%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Universal Index
Average Annual Return, Percent															11.20%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	4.41%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.06%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.06%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.06%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.06%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.66%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.66%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.66%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.66%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE BofA US Broad Market Index
Average Annual Return, Percent															10.55%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.66%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Universal Index
Average Annual Return, Percent															11.20%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	3.01%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Universal Index
Average Annual Return, Percent															11.20%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	4.41%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Universal Index
Average Annual Return, Percent															11.20%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent																0.18%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.82%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Universal Index
Average Annual Return, Percent															11.20%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent																0.18%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.82%
iShares iBonds Dec 2024 Term Muni Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P Municipal Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P AMT-Free Municipal Series Dec 2024 Index™
Average Annual Return, Percent															3.79%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																1.42%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	2.33%
iShares iBonds Dec 2025 Term Muni Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P AMT-Free Municipal Series Dec 2025 Index™
Average Annual Return, Percent															4.35%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																1.11%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	2.42%
iShares iBonds Dec 2026 Term Muni Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Municipal Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index™
Average Annual Return, Percent															5.38%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																1.11%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.72%
iShares iBonds Dec 2027 Term Muni Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Municipal Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index™
Average Annual Return, Percent															6.20%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																1.03%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.75%
iShares iBonds Dec 2028 Term Muni Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Municipal Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index™
Average Annual Return, Percent															6.92%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																0.92%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.73%
iShares iBonds Dec 2029 Term Muni Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Municipal Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index™
Average Annual Return, Percent															7.49%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.48%
iShares 0-5 Year TIPS Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index
Average Annual Return, Percent															6.64%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																3.44%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	2.38%
iShares TIPS Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE U.S. Treasury Inflation Linked Bond Index
Average Annual Return, Percent															8.56%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																2.19%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	2.26%
iShares U.S. Treasury Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE<sup>®</sup> U.S. Treasury Core Bond Index
Average Annual Return, Percent															8.41%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																(0.69%)
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.00%
iShares iBonds Dec 2024 Term Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2024 Maturity US Treasury Index
Average Annual Return, Percent															4.86%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.33%
iShares iBonds Dec 2025 Term Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2025 Maturity US Treasury Index
Average Annual Return, Percent															5.76%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	0.74%
iShares iBonds Dec 2026 Term Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2026 Maturity US Treasury Index
Average Annual Return, Percent															6.18%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	0.22%
iShares iBonds Dec 2027 Term Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2027 Maturity US Treasury Index
Average Annual Return, Percent															6.90%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	(0.32%)
iShares iBonds Dec 2028 Term Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2028 Maturity US Treasury Index
Average Annual Return, Percent															7.39%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	(0.76%)
iShares iBonds Dec 2029 Term Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2029 Maturity US Treasury Index
Average Annual Return, Percent															8.13%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	(1.11%)
iShares iBonds Dec 2030 Term Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name													ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent															8.82%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	(3.63%)
iShares iBonds Dec 2031 Term Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name												ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2031 Maturity US Treasury Index
Average Annual Return, Percent															9.26%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	(3.61%)
iShares iBonds Dec 2032 Term Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name										ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2032 Maturity US Treasury Index
Average Annual Return, Percent															9.66%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	(0.71%)
iShares iBonds Dec 2033 Term Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2033 Maturity US Treasury Index
Average Annual Return, Percent															9.63%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.11%
iShares iBonds 2028 Term High Yield and Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg 2028 Term High Yield and Income Index
Average Annual Return, Percent															16.04%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	4.55%
iShares iBonds 2029 Term High Yield and Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg 2029 Term High Yield and Income Index
Average Annual Return, Percent															18.07%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	4.36%
iShares iBonds 2030 Term High Yield and Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg 2030 Term High Yield and Income Index
Average Annual Return, Percent															17.29%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	11.21%
iShares iBonds Oct 2025 Term TIPS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name														ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2025 Maturity US Inflation-Linked Treasury Index
Average Annual Return, Percent															6.07%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	5.68%
iShares iBonds Oct 2026 Term TIPS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name														ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2026 Maturity US Inflation-Linked Treasury Index
Average Annual Return, Percent															6.69%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	5.94%
iShares iBonds Oct 2027 Term TIPS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name														ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2027 Maturity US Inflation-Linked Treasury Index
Average Annual Return, Percent															7.36%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.09%
iShares iBonds Oct 2028 Term TIPS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name														ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2028 Maturity US Inflation-Linked Treasury Index
Average Annual Return, Percent															7.64%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	5.88%
iShares iBonds Oct 2029 Term TIPS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name														ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2029 Maturity US Inflation-Linked Treasury Index
Average Annual Return, Percent															8.10%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.23%
iShares iBonds Oct 2030 Term TIPS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name														ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2030 Maturity US Inflation-Linked Treasury Index
Average Annual Return, Percent															9.12%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.22%
iShares iBonds Oct 2031 Term TIPS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name														ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2031 Maturity US Inflation-Linked Treasury Index
Average Annual Return, Percent															9.56%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.07%
iShares iBonds Oct 2032 Term TIPS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name														ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2032 Maturity US Inflation-Linked Treasury Index
Average Annual Return, Percent															9.88%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	5.97%
iShares iBonds Oct 2033 Term TIPS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name														ICE BofA US Broad Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ICE 2033 Maturity US Inflation-Linked Treasury Index
Average Annual Return, Percent															9.90%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	5.54%
iShares iBonds Dec 2032 Term Corporate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg December 2032 Maturity Corporate Index
Average Annual Return, Percent															14.79%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	4.75%
iShares iBonds Dec 2033 Term Corporate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg December 2033 Maturity Corporate Index
Average Annual Return, Percent															14.86%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.16%
iShares Yield Optimized Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Morningstar<sup>®</sup> U.S. Bond Market Yield-Optimized Index℠
Average Annual Return, Percent															12.04%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																0.86%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent																	2.25%
iShares Core Total USD Bond Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index